Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Laboratory Testing Services [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 102,000	$ 234,000	$ 186,000
Payable balances	32,000	100,000	119,000
Consulting Services [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	100,000	100,000	100,000
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Lease, Expense	$ 146,000	$ 133,000	$ 134,000